Executive Retirement Plan	12 Months Ended
Dec. 31, 2023
Executive Retirement Plan
Executive Retirement Plan

19. Executive Retirement Plan

Effective from December 14, 2022, the Company maintains a defined benefit retirement plan for its executive officers. The actuarial determination of the projected benefit obligation was determined by calculating the present value of the projected benefit at retirement based on service completed at the valuation date, which incorporates management’s best estimate of the discount rate of 3.2% (2022: 3.8)%, salary escalation of up to 4.75% per annum (2022: 4.5)%,as well as assumed retirement ages of the executive officers between 65 to 74 years old. Prior service cost arising from the retrospective recognition of past service of $14.2 million was recognized in the Other Comprehensive Income, out of which advances amounting to $7.8 million were exercised in the period ended December 31, 2022. In 2023, one additional executive officer was added to the plan and another one was appointed to a new position. Prior service cost arising from the retrospective recognition of past service and due to experience amounting to $5.2 million and losses due to assumptions change amounting to $1.1 million were recognized in the Other Comprehensive Income in 2023. Defined benefit obligation of $13.3 million and $6.4 million is presented under “Other long-term liabilities” as of December 31, 2023 and December 31, 2022,respectively. The accumulated benefit obligation amounted to $7.7 million and $3.0 million as of December 31, 2023 and December 31, 2022, respectively.

Net curtailment gain of $0.2 million was recognized under “Other income/(expense), net” in the year ended December 31, 2023. Prior service cost of this defined benefit obligation amounting to $0.7 million and $7.8 million were reclassified to “Other income/(expense), net” in the years ended December 31, 2023 and 2022, respectively and $1.1 million of amortization of prior service cost and net loss is expected to be reclassified in the year ending December 31, 2024. Additionally, projected periodic benefit cost amounting to $0.6 million was recognized in “General and administrative expenses” in the year ended December 31, 2023 and $0.8 million is expected to be recognized in the year ending December 31, 2024. The assumptions used are the best estimates chosen from a range of possible actuarial assumptions, which may not necessarily be borne out in practice. The average remaining working lifetime of the active participants of the defined benefit obligation is 10.2 years as of December 31, 2023. The benefits of $6.7 million are expected to be paid in 2030 based on the assumptions used by the actuaries to measure the benefit obligations as of December 31, 2023.